Document and Entity Information	Feb. 15, 2024
Cover [Abstract]
Entity Registrant Name	GEO GROUP INC
Amendment Flag	true
Entity Central Index Key	0000923796
Document Type	8-K/A
Document Period End Date	Feb. 15, 2024
Entity Incorporation State Country Code	FL
Entity File Number	1-14260
Entity Tax Identification Number	65-0043078
Entity Address, Address Line One	4955 Technology Way
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	(561)
Local Phone Number	893-0101
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	GEO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	The GEO Group, Inc. (“GEO” or the “Company”) is filing this amendment to its Current Report on Form 8-K, filed with the Securities and Exchange Commission (the “SEC”) on February 22, 2024 (the “Prior Report”), in order to update certain financial information for the fourth quarter and full year ended December 31, 2023 that was included in Exhibit 99.1 to the Prior Report (the “Original Earnings Release”). Certain financial information contained in the Original Earnings Release is accordingly updated as set forth below due to a subsequent event that occurred following the filing of the Prior Report.